COMMITMENTS AND CONTINGENCIES - Additional Information (Details)	Aug. 12, 2022 USD ($) tranche $ / shares shares	Jul. 01, 2022 USD ($) tranche $ / shares shares	Jul. 06, 2022 $ / shares	Jan. 18, 2022 USD ($) $ / shares	Jan. 13, 2022 $ / shares
Sponsor
Interest rate				12.00%
Business Combination Agreement | PIPE Promissory Notes | Tempo
Conversion price | $ / shares				$ 10.00
Business Combination Agreement | PIPE Promissory Notes | Tempo | Maximum
Aggregate principal amount | $				$ 5,000,000
Subsequent event | Class A common stock | Sponsor
Price per share | $ / shares					$ 0.03
Subsequent event | Business Combination Agreement | Common stock | Bridge Subscription Agreement | AEPI
Price per share | $ / shares		$ 10.00
Maximum number of shares to be issued | shares		500,000
Numerator for calculation of number of additional shares if Adjustment Period VWAP less than 10.00 | $ / shares		$ 10.00
Deemed Adjustment Period VWAP | $ / shares		4.00
Subsequent event | Business Combination Agreement | Common stock | Second A&R Subscription Agreements | PIPE Investors
Price per share | $ / shares			$ 10.00
Subsequent event | Business Combination Agreement | Common stock | Maximum | Bridge Subscription Agreement | AEPI
Deemed Adjustment Period VWAP | $ / shares		$ 4.00
Subsequent event | Business Combination Agreement | Tempo | Common stock | Merger Agreement Amendment
Base purchase price | $		$ 658,434,783
Number of earnout shares to be issued | shares		7,500,000
Number of tranches for vesting of earnout shares | tranche	2	2
Number of earnout shares in one tranche | shares	3,500,000	5,000,000
Amount of EBITDA to be earned for vesting of earnout shares | $	$ 5,000,000.0	$ 10,000,000.0
Amount of revenue to be earned for vesting of earnout shares | $	$ 15,000,000.0	$ 50,000,000.0
Period for EBITDA and revenue to be earned for vesting of earnout shares	5 years	5 years
Number of shares outstanding | shares	23,500,000
Price per share | $ / shares	$ 10.00
Subsequent event | Business Combination Agreement | Tempo | Common stock | Maximum | Merger Agreement Amendment
Base purchase price | $	$ 488,375,000	$ 488,375,000
Number of earnout shares to be issued | shares	10,000,000	10,000,000
Subsequent event | Business Combination Agreement | Bridge Note | Tempo
Aggregate principal amount | $		$ 5,000,000
Amount advances | $		$ 2,500,000
Interest rate		12.00%
Subsequent event | Business Combination Agreement | Bridge Note | Tempo | Maximum
Aggregate principal amount | $		$ 5,000,000